Consolidated Statements of Changes in Equity ₨ in Millions, $ in Millions		INR (₨)		USD ($)		Share capital [member] INR (₨)	Share capital [member] USD ($)	Securities premium [member] INR (₨)	Securities premium [member] USD ($)	Treasury shares [member] INR (₨)		Treasury shares [member] USD ($)	[8]	Reserve of share-based payments [member] INR (₨)	Reserve of share-based payments [member] USD ($)	Translation of foreign operations [member] INR (₨)	Translation of foreign operations [member] USD ($)	Available for sale financial investments [member] INR (₨)	Available for sale financial investments [member] USD ($)	Cash flow hedges [member] INR (₨)		Cash flow hedges [member] USD ($)	Retained earnings [member] INR (₨) [1]	Retained earnings [member] USD ($)	[1]	Total [member] INR (₨)		Total [member] USD ($)	Non-controlling interests [member] INR (₨)		Non-controlling interests [member] USD ($)
Beginning Balance at Mar. 31, 2015		₨ 1,028,608				₨ 2,965		₨ 200,010								₨ 20,683		₨ 199		₨ (189)			₨ 337,451			₨ 561,119			₨ 467,489
Profit / (loss) for the year		(181,348)																					(125,153)			(125,153)			(56,195)
Exchange differences on translation of foreign operations, net of tax	[2]	3,227														(7,813)										(7,813)			11,040
Movement in available for sale financial investments		170																170								170
Re-measurement of defined benefit obligation, net of tax	[2]	(93)																					(65)			(65)			(28)
Net movement in fair value of cash flow hedges, net of tax	[2],[3]	163	[4]																	153						153			10
Total comprehensive income / (loss) for the year		(177,881)														(7,813)		170		153			(125,218)			(132,708)			(45,173)
Dividend		(75,034)																					(17,358)			(17,358)			(57,676)	[5]
Change in Non controlling interests		356																											356
Others		209																					107			107			102
Ending Balance at Mar. 31, 2016		776,258				2,965		200,010								12,870		369		(36)			194,982			411,160			365,098
Profit / (loss) for the year		98,545																					55,033			55,033			43,512
Exchange differences on translation of foreign operations, net of tax		(3,466)	[2]													(1,081)										(1,081)			(2,385)
Movement in available for sale financial investments		263																263								263
Re-measurement of defined benefit obligation, net of tax	[2]	(14)																					(2)			(2)			(12)
Net movement in fair value of cash flow hedges, net of tax	[2],[4]	(16)																		79						79			(95)
Total comprehensive income / (loss) for the year		95,312														(1,081)		263		79			55,031			54,292			41,020
Transferred to capital reserve pursuant to merger	[6]							(9,558)															9,558
Purchase of treasury shares		(1,034)								₨ (1,034)	[7]															(1,034)
Recognition of share based payment		66												₨ 66												66
Purchase of non-controlling interests-Cairn India Limited		(203)																					(15)			(15)			(188)
Dividend		(126,083)																					(70,918)			(70,918)			(55,165)	[5]
Change in Non controlling interests	[6]	(30,528)				753								1,482									180,752			182,987			(213,515)
Ending Balance at Mar. 31, 2017		713,788				3,718		190,452		(1,034)	[7],[8]			1,548		11,789		632		43			369,390			576,538			137,250
Profit / (loss) for the year		46,909		$ 721																			13,705			13,705			33,204
Exchange differences on translation of foreign operations, net of tax		87,416	[2]	1,343	[2]											86,732										86,732			684
Movement in available for sale financial investments		900		14														900								900
Re-measurement of defined benefit obligation, net of tax	[2]	101		2																			85			85			16
Net movement in fair value of cash flow hedges, net of tax	[2]	(102)	[4],[9]	(2)	[4]															(147)	[9]					(147)	[9]		45	[9]
Total comprehensive income / (loss) for the year		135,224		2,078												86,732		900		(147)			13,790			101,275			33,949
Purchase of treasury shares		(2,022)								(2,022)	[8]															(2,022)
Stock options cancelled during the period														(29)									29
Recognition of share based payment		468												468												468
Exercise of stock options		344								449	[8]			(214)									109			344
Non-controlling interest on business combination	[10]	736																											736
Recognition of put option liability/ derecognition of non controlling interest	[10]	(2,721)																					(2,423)			(2,423)			(298)
Dividend		(92,887)																					(78,614)			(78,614)			(14,273)	[5]
Ending Balance at Mar. 31, 2018		₨ 752,930		$ 11,564		₨ 3,718	$ 57	₨ 190,452	$ 2,925	₨ (2,607)	[8]	$ (40)		₨ 1,773	$ 27	₨ 98,521	$ 1,513	₨ 1,532	$ 24	₨ (104)		$ (2)	₨ 302,281	$ 4,643		₨ 595,566		$ 9,147	₨ 157,364		$ 2,417

[1]	Retained earnings mainly includes general reserve, debenture redemption reserve, preference share redemption reserve and capital reserve (Refer Note 25)
[2]	Refer to Note 7 for tax related to each component of other comprehensive income / (loss)
[3]	Refer to Note 32(a) for amounts reclassified into consolidated statements of profit or loss for the year out of other comprehensive income
[4]	Refer to Note 32(a) for amounts reclassified into consolidated statements of profit or loss for the year out of other comprehensive income.
[5]	Includes tax on dividend
[6]	Refer Note 1 - Cairn India Limited Merger
[7]	Treasury share represents 3,984,256 equity shares (face value of ₹ 1 each) of the Company purchased by Vedanta Limited ESOP Trust pursuant to the Company's stock option scheme as detailed in note 26.
[8]	Treasury share represents 9,233,871 equity shares (face value of ₹ 1 each) of the Company purchased by Vedanta Limited ESOP Trust pursuant to the Company's stock option scheme as detailed in note 26.
[9]	Refer to Note 32(a) for amounts reclassified into consolidated statements of profit / (loss) for the year out of other comprehensive income / (loss)
[10]	Refer Note 1 - Business Combination (Acquisitions of ASI) and note 21